Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash	₩ 10,982	₩ 17,941
Other demand deposits	1,562,485	1,712,130
Short-term deposits classified as cash equivalents	558,775	548,611
Short-term investments classified as cash equivalents	108,569	104,297
Total cash and cash equivalents	₩ 2,240,811	₩ 2,382,979	₩ 4,342,887	₩ 3,234,780